Financial instruments (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Liabilities (CHF million)
Due to banks	3,341	2,737
Customer deposits	4,807	4,583
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	143,714	136,483
Obligation to return securities received as collateral	30,191	30,191
Trading liabilities	115,852	127,809
Short-term borrowings	4,456	3,547
Long-term debt	65,018	68,036
Other liabilities	29,654	30,942
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	29,787	26,052
Trading liabilities	67,186	64,087
Short-term borrowings	0	0
Long-term debt	108	122
Other liabilities	0	0
Total liabilities	97,081	90,261
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	1
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	108	121
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	70	94
Trading liabilities	35,086	38,680
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	34,937	38,622
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	6
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	29,717	25,958
Trading liabilities	21,619	19,124
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	10,481	6,283
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,888	1,941
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1	1
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	7,749	3,809
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0	0
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	3,341	2,737
Customer deposits	4,807	4,583
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	143,714	136,483
Obligation to return securities received as collateral	404	3,946
Trading liabilities	893,814	930,375
Short-term borrowings	4,378	3,311
Long-term debt	53,233	55,199
Other liabilities	26,355	27,387
Total liabilities	1,130,046	1,164,021
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	11,102	13,191
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	21,099	19,694
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	10,156	10,564
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	3,222	3,821
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	391	3,895
Trading liabilities	10,095	9,302
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	1,928	829
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	382	3,835
Trading liabilities	7,396	7,591
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	13	51
Trading liabilities	391	461
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	883,328	920,612
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	715,861	717,435
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	79,912	91,984
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	31,424	37,054
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	44,049	58,497
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	193
Trading liabilities	6,131	7,343
Short-term borrowings	78	236
Long-term debt	11,677	12,715
Other liabilities	3,557	3,890
Total liabilities	21,443	24,377
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	7,167	7,576
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	2,821	3,585
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,671	1,909
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	112
Trading liabilities	16	21
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	10	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	112
Trading liabilities	6	13
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	81
Trading liabilities	27	7
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	6,088	7,315
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,334	1,588
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	2,205	2,836
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	889	1,022
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	1,256	1,520
Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(851,279)	(873,996)
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	(258)	(335)
Total liabilities	(851,537)	(874,331)
Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(851,279)	(873,996)
Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	3,341	2,737
Customer deposits	4,807	4,583
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	143,714	136,483
Obligation to return securities received as collateral	30,191	30,191
Trading liabilities	115,852	127,809
Short-term borrowings	4,456	3,547
Long-term debt	65,018	68,036
Other liabilities	29,654	30,942
Total liabilities	397,033	404,328
Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	11,102	13,191
Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	28,266	27,271
Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	13,085	14,270
Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	4,893	5,730
Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	461	4,101
Trading liabilities	45,197	48,003
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	36,875	39,451
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	382	3,947
Trading liabilities	7,402	7,610
Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	29,730	26,090
Trading liabilities	22,037	19,592
Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	48,618	60,214